Summary of Significant Accounting Policies - Unaudited Pro Forma Financial Information - (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2020	Mar. 31, 2020	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020	Feb. 28, 2019	Jul. 08, 2020
Property, Plant and Equipment [Line Items]
Stock issued on conversion of convertible preferred stock			29,479,521		29,479,483		29,479,521
Common stock issuable upon the automatic net exercise of outstanding warrants					1,401,836
Share Price					$ 22.00
Proceeds under our term loan			$ 51,166	$ 1,660	$ 1,660	$ 3,000
Revolving credit facility
Property, Plant and Equipment [Line Items]
Proceeds from drawdown of revolving credit facility		$ 48,666
Term Loan
Property, Plant and Equipment [Line Items]
Proceeds under our term loan	$ 2,500